UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if amendment [  ]; Amendment Number:  ____

This Amendment (Check only one):  [  ] a restatement
                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:       Greenhaven Associates, Inc.
            Three Manhattanville Road
            Purchase, NY  10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Chris A. Wachenheim
Title:      Executive Vice President
Phone:      914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY          November 9, 2011
----------------------------      ------------------          ---------
        [Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number           Name

--------------------           ------------------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                      13F Period Ending September 30, 2011

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          COL 1                         COL 2          COL 3       COL 4         COL 5             COL 6                  COL 7
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                                       TITLE OF                  VALUE      PRINCIPAL                 SHARED
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                                        CLASS         CUSIP      ($000)       AMOUNT        SOLE       OTHER       SOLE        NONE
------------------------------------------------------------------------------------------------------------------------------------
Agilent  Technologies, Inc. (A)        COMMON        00846U101   39,021      1,248,670     148,200  1,100,470     148,200  1,100,470
------------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals (APD)         COMMON        009158106  262,488      3,437,050     653,875  2,783,175     653,875  2,783,175
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc. (BHI)                COMMON        057224107   25,061        543,040        5000    538,040       5,000    538,040
------------------------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co (BDX)            COMMON        075887109  157,068      2,142,228     347,555  1,794,673     347,555  1,794,673
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp (DVN)                COMMON        25179M103  223,953      4,039,558     616,500  3,423,058     616,500  3,423,058
------------------------------------------------------------------------------------------------------------------------------------
EQT Corporation (EQT)                  COMMON        26884L109  171,177      3,207,964     681,000  2,526,964     681,000  2,526,964
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Company (EMR)         COMMON        291011104   53,634      1,298,325              1,298,325           -  1,298,325
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corp (FDX)                       COMMON        31428X106  296,649      4,383,106   1,075,970  3,307,136   1,075,970  3,307,136
------------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc. (HD)                   COMMON        437076102   51,478      1,566,100              1,566,100           -  1,566,100
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines (IBM)  COMMON        459200101  229,260      1,311,030     147,200  1,163,830     147,200  1,163,830
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies, Inc. (LOW)           COMMON        548661107  214,421     11,086,919   1,705,200  9,381,719   1,705,200  9,381,719
------------------------------------------------------------------------------------------------------------------------------------
Molex Inc.  (MOLX)                     COMMON        608554101   30,339      1,489,400     317,500  1,171,900     317,500  1,171,900
------------------------------------------------------------------------------------------------------------------------------------
Molex Inc. - CL A  (MOLXA)             COMMON        608554200    2,233        132,296      36,500     95,796      36,500     95,796
------------------------------------------------------------------------------------------------------------------------------------
Pall Corporation (PLL)                 COMMON        696429307    3,747         88,382      47,800     40,582      47,800     40,582
------------------------------------------------------------------------------------------------------------------------------------
Perkinelmer, Inc. (PKI)                COMMON        714046109   32,308      1,681,850       6,000  1,675,850       6,000  1,675,850
------------------------------------------------------------------------------------------------------------------------------------
Plains All Amer Pipeline LP (PAA)      COMMON        726503105    3,182         54,000       4,000     50,000       4,000     50,000
------------------------------------------------------------------------------------------------------------------------------------
Praxair Inc. (PX)                      COMMON        74005P104   66,055        706,620      66,560    640,060      66,560    640,060
------------------------------------------------------------------------------------------------------------------------------------
RHJ International (RHJIF)              COMMON        749561205    9,386      1,801,555   1,353,130    448,425   1,353,130    448,425
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc. (COL)           COMMON        774341101  118,266      2,241,585     303,700  1,937,885     303,700  1,937,885
------------------------------------------------------------------------------------------------------------------------------------
3M Company (MMM)                       COMMON        88579Y101  266,704      3,715,058     761,760  2,953,298     761,760  2,953,298
------------------------------------------------------------------------------------------------------------------------------------
TE Connectivity Ltd (TEL)              COMMON        H84989104  105,980      3,766,174     717,900  3,048,274     717,900  3,048,274
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp (UNP)               COMMON        907818108    2,082         25,490      17,516      7,974      17,516      7,974
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service (UPS)            COMMON        911312106  227,787      3,607,077     521,700  3,085,377     521,700  3,085,377
------------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp (WHR)                   COMMON        963320106   74,668      1,496,046     236,000  1,260,046     236,000  1,260,046
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                                                              2,666,946
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